NATURE OF THE ORGANIZATION AND BUSINESS (Details Narrative)					1 Months Ended
	Nov. 10, 2023 USD ($) a	Apr. 20, 2023 USD ($) shares	Dec. 17, 2021 USD ($) $ / shares shares	Sep. 14, 2021 USD ($) ft² shares	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($) a	Apr. 30, 2023 shares	Apr. 30, 2024 a $ / shares	Feb. 26, 2024 $ / shares	Oct. 31, 2023 a ft² $ / shares	Oct. 16, 2023	Oct. 31, 2022 ft² $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acres of property | a								8,417		8,417
Common stock price per share | $ / shares								$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares							375,000
Number of shares sold | shares		2,000,000					2,000,000
Gross proceeds from sale of shares		$ 6,000,000
Trio LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition percentage							3.02647%
Trio LLC [Member] | Ken Fron Field [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition percentage										21.91832%	21.91832%
Trio LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares				4,900,000
Business acquisition percentage.				45.00%				1.00%		1.00%		29.00%
Trio LLC [Member] | South Salinas Project [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition percentage				82.75%			85.75%			85.75%
Business acquisition increase in percentage of working interest										82.75%
Purchase and Sale Agreement [Member] | Trio LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition percentage				82.75%
Purchase and Sale Agreement [Member] | Trio LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acres of property | ft²										9,300		9,300
Payments to acquire businesses net of cash acquired				$ 300,000
Non interest bearing notes payable			$ 3,700,000
Number of shares issued | shares			4,900,000
Common stock price per share | $ / shares			$ 0.0001
Working interest percentage							3.00%
Purchase and Sale Agreement [Member] | Trio LLC [Member] | South Salinas Project [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition percentage				82.75%
Acres of property | ft²				9,300
Mc Cool Ranch Purchase Agreement [Member] | Trio LLC [Member] | Ken Fron Field [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition percentage										21.91832%	21.91832%
A R L O Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acres of property | a	960
Payment for Acquisition, Loan and Lease, Held-for-Investment	$ 2,000,000
Business Combination, Consideration Transferred					$ 200,000
Finance lease interest percentage					2.00%
A R L O Agreement [Member] | Heavy Sweet Oil [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acres of property | a						960
Business Acquisition, Description of Acquired Entity						November 2023, the Company entered into a leasehold acquisition and development option agreement (“ARLO Agreement”) with Heavy Sweet Oil, LLC (“HSO”), which gives the Company a 9-month option for the exclusive right to acquire up to a
Percentage of production share						20.00%
Payment for Acquisition, Loan and Lease, Held-for-Investment						$ 2,000,000